Results of Quarterly Operations (Tables)	12 Months Ended
Dec. 31, 2013
Results of Quarterly Operations [Abstract]
Schedule of Quarterly Financial Information

	Quarter
	First	Second	Third	Fourth
	(Amounts in Thousands, Except per Share Amounts)
2013
Home sales revenues	$24,717	$41,291	$41,494	$63,631
Gross margin	$6,218	$10,654	$9,546	$15,064
Income before tax	$3,027	$6,526	$3,784	$4,736
Net income	$2,976	$3,915	$2,438	$3,050
Earnings per share	$0.60	$0.32	$0.14	$0.18

2012
Home sales revenues	$19,586	$26,204	$25,027	$25,213
Gross margin	$4,320	$6,315	$4,992	$4,955
Income before tax	$1,342	$3,251	$1,776	$1,070
Net income	$1,346	$2,715	$814	$1,263
Earnings per share	NA	NA	NA	NA